Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

12.  Borrowings

Borrowings consist of the following:

	December 31,	December 31,
	2023	2024
Short-term borrowing:
Bank loan (i)	4,783,000	4,490,000
Other short-term financing arrangements (ii)	302,411	1,239,561
Current portion of long-term borrowings:
Current portion of convertible notes (iii)	3,286,640	2,706,285
Current portion of long-term bank loan (iv)	1,144,420	639,180
Current portion of other financing arrangements (ii)	26,204	52,157
Current portion of asset-backed securities and notes (v)	278,823	—
Long-term borrowings:
Bank loan (iv)	1,198,380	2,965,490
Convertible notes (iii)	11,575,725	8,166,996
Other financing arrangements (ii)	268,756	308,269
Total	22,864,359	20,567,938

(i) Short-term bank loan

As of December 31, 2023, the Group obtained short-term borrowings from several banks of RMB4,783,000 in aggregate. The annual interest rate of these borrowings is approximately 2.35% to 2.95%.

As of December 31, 2024, the Group obtained short-term borrowings from several banks of RMB4,490,000 in aggregate. The annual interest rate of these borrowings is approximately 2.10% to 2.60%.

The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger, sale of the Group’s assets and certain financial measures which include upper limit of asset liability ratio. The Group was in compliance with all of the loan covenants as of December 31, 2023 and December 31, 2024. As of December 31, 2023 and 2024, certain of the Group’s short-term borrowings were guaranteed by the Company’s subsidiaries or pledged with short-term investments with the amount of RMB354,135 and nil, respectively.

(ii) Other financing arrangements

Other financing arrangements mainly consist of financial liabilities arising from sale and leaseback arrangements of certain vehicles and power swap station assets that the control of the underlying assets are not transferred from the Group (the seller-lessee) to the buyer-lessor.

(iii) Convertible notes

2024 Notes

In February 2019, the Group issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “2024 Notes”) to the Notes purchasers (the “Notes Offering”). The 2024 Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The 2024 Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the 2024 Notes are entitled to require the Company to repurchase all or part of the 2024 Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain Notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain Notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the 2024 Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. The value of the 2024 Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ equity. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet. In November 2020, US$7 in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 735 Class A ordinary shares to the holders of such Notes. The balance of the Notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

On January 15, 2021, the Company entered into separate and individually privately negotiated agreements with certain holders of its outstanding 2024 Notes to exchange US$581,685 principal amount of the outstanding 2024 Notes for 62,192,017 ADSs with a conversion premium of US$56,359 (the “2024 Notes Exchanges”). In connection with the 2024 Notes Exchanges, the Company also entered into agreements with certain financial institutions to terminate a portion of the capped call transactions and Zero-Strike Call transactions with the amount corresponding to the portion of the principal amount of the 2024 Notes that were exchanged. With above termination of the capped call transactions and Zero-Strike Call transactions, the Company received 16,402,643 treasury shares accordingly.

For the 2024 Notes Exchanges, the 2024 Notes with carrying amount of US$578,902 were derecognised with a corresponding amount being recognised as share capital and additional paid-in capital. The conversion premium of US$56,359 was recorded as interest expenses according to ASC 470-20-40-16, which requires a reporting entity to recognize an expense equal to the fair value of the shares or other consideration issued to induce conversion, i.e., the excess of the fair value of all consideration transferred over the fair value of the securities transferred pursuant to the original conversion terms. For the terminations of the capped call transactions and Zero-Strike Call transactions, the amount of the purchase price of the capped call transactions and Zero-Strike Call transactions terminated of RMB1,849,600 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

As of December 31, 2023, the carrying value of the remaining 2024 Notes with the amount of RMB1,165,244 was classified in current liabilities. On February 1, 2024, the Company repaid the then outstanding 2024 Notes in full upon the maturity of the 2024 Notes with carrying amount of US$164,520 (RMB1,168,732). The Company also entered into agreements with certain financial institutions to terminate the capped call transactions and Zero-Strike Call transactions and received 13,404,825 treasury shares accordingly. The amount of the purchase price of the capped call transactions and Zero-Strike Call transactions terminated of RMB709,490 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

2026 and 2027 Notes

In January 2021, the Group issued US$750,000 convertible senior Notes due 2026 (the “2026 Notes”) and US$750,000 convertible senior Notes due 2027 (the “2027 Notes”). The 2026 Notes bears no interest and the 2027 Notes bears interest at a rate of 0.50% per year, which is payable semiannually in arrears on February 1 and August 1 of each year, beginning on August 1, 2021. Holders may convert their 2026 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025, and holders may convert their 2027 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2026. The initial conversion price is US$93.06 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2026 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2027 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2025 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company early adopted ASU 2020-06 which eliminates the cash conversion accounting models for 2026 Notes and 2027 Notes. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$26,340, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method.

In 2022, the Group repurchased the aggregated portion of 2026 Notes with the carrying amount of US$190,962 (RMB1,317,106). In 2023, the Group repurchased the aggregated portion of 2026 Notes and 2027 Notes with the carrying amount of US$ 253,762 (RMB1,801,685) and US$242,249 (RMB1,719,944), respectively. In February 2024, upon the exercise of repurchase prices by the holders of the 2026 Notes, the Group repurchased the portion of 2026 Notes with the aggregated carrying amount of US$298,689 (RMB2,122,155).

In November and December 2024, as separately negotiated, the Group settled certain 2027 Notes with a principal amount of $127,090 by delivering 27,690,071 Company’s ADSs and cancelled the same amount of treasury shares, with the exchange ratio ranged from 207.0 to 227.6 ADSs per $1,000 principal amount of the 2027 Notes. The Group did not receive any cash proceeds from the issuance of the ADSs upon exchange. The Group derecognized treasury stock of RMB2,214,029, with the difference of RMB1,311,200 recorded in additional paid-in capital accordingly.

As of December 31, 2024, the carrying amount of the remaining 2026 Notes and 2027 Notes were RMB6,534 and RMB2,706,285, respectively. As of December 31, 2024, the Company reclassified the carrying value of 2027 Notes with the amount of RMB2,706,285 in current liabilities to reflect the early redemption right by 2027 Notes holders on February 1, 2025.

Subsequently in February 2025, upon the exercise of repurchase rights by the holders of the 2027 Notes, the Group repurchased the portion of 2027 Notes with the aggregated carrying amount of US$378,312 (RMB2,712,412).

2029 and 2030 Notes

In September and October 2023, the Company issued US$575,000 convertible senior Notes due 2029 (the “2029 Notes”) and US$575,000 convertible senior Notes due 2030 (the “2030 Notes”). The 2029 Notes bears interest at a rate of 3.875% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning on April 15, 2024. The 2030 Notes bears interest at a rate of 4.625% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning on April 15, 2024. Holders may convert their 2029 Notes at their option prior to the close of business on the second scheduled trading day immediately preceding October 15, 2029, and holders may convert their 2030 Notes at their option prior to the close of business on the second scheduled trading day immediately preceding October 15, 2030. The initial conversion price is US$11.12 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2029 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on October 15, 2027 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2030 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on October 15, 2028 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company accounted for 2029 Notes and 2030 Notes in accordance with ASU 2020-06 which eliminates the cash conversion accounting models. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$17,855, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method. As of December 31, 2023 and December 31, 2024, the carrying amount of the Notes were RMB8,023,401 and RMB8,160,462, respectively.

(iv) Long-term bank loan

				As of December 31, 2023			As of December 31, 2024
					Current portion	Long-term portion		Current portion	Long-term portion
	Date of		Maturity/	Outstanding	according to	according to	Outstanding	according to	according to
Ref.	borrowing	Lender/Banks	Repayment date	loan	repayment schedule	repayment schedule	loan	repayment schedule	repayment schedule
1	March 7, 2022	Bank of Beijing	March 6,2024	147,000	147,000	—	—	—	—
2	June 15, 2022	Bank of Shanghai	June 15, 2025	126,660	46,320	80,340	80,340	80,340	—
3	June 22, 2022	Hang Seng Bank	June 22, 2024	120,000	120,000	—	—	—	—
4	July 25, 2022	China Construction Bank	July 25, 2029	6,800	340	6,460	6,460	1,360	5,100
5	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	10,200	510	9,690	9,690	2,040	7,650
6	August 24, 2022	China Construction Bank	July 25, 2029	19,800	990	18,810	18,810	3,960	14,850
7	January 19, 2023	China Construction Bank	July 25, 2029	313,400	15,670	297,730	297,730	62,680	235,050
8	January 20, 2023	Industrial and Commercial Bank of China	July 25, 2029	499,800	24,990	474,810	474,810	99,960	374,850
9	February 24,2023	Bank of Beijing	February 24,2025	127,500	30,000	97,500	—	—	—
10	March 31, 2023	Bank of Shanghai	April 30, 2024	650,000	650,000	—	—	—	—
11	September 18, 2023	Bank of Shanghai	September 18,2026	321,640	108,600	213,040	213,040	108,600	104,440
12	March 18, 2024	China Construction Bank	January 15,2031	—	—	—	637,010	29,900	607,110
13	March 18, 2024	Industrial and Commercial Bank of China	January 15,2031	—	—	—	497,660	23,360	474,300
14	March 18, 2024	China Minsheng Bank	January 15,2031	—	—	—	497,670	23,380	474,290
15	March 18, 2024	Agricultural Bank of China	January 15,2031	—	—	—	497,660	23,360	474,300
16	April 12, 2024	Bank of Shanghai	January 11, 2027	—	—	—	145,550	72,600	72,950
17	May 15, 2024	Bank of Shanghai	February15,2027	—	—	—	228,240	107,640	120,600
	Total			2,342,800	1,144,420	1,198,380	3,604,670	639,180	2,965,490

The long-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Group’s assets and certain financial measures which includes liabilities to assets ratio. The Group was in compliance with all of the loan covenants as of December 31, 2023 and 2024.

As of December 31, 2023, the Group had bank credit quotas with aggregated amount of RMB64,464,118 which consists of non-collateral based bank credit quotas of RMB16,348,270 and collateral-based bank credit quotas of RMB48,115,848. Out of the total non-collateral bank credit quotas, RMB5,492,800, RMB1,201,226 and RMB250,000 were used for bank borrowing, issuance of letters of guarantee and bank’s acceptance notes, respectively. Out of the total collateral-based bank credit quotas, RMB2,588,913, RMB14,713,855 and nil were used for issuance of letters of guarantee, bank’s acceptance notes and letter of credit, respectively.

As of December 31, 2024, the Group had bank credit quotas with aggregated amount of RMB73,772,832 which consists of non-collateral based bank credit quotas of RMB15,441,290 and collateral-based bank credit quotas of RMB58,331,542. Out of the total non-collateral bank credit quotas, RMB7,104,500, RMB2,537,005 and RMB330,000 were used for bank borrowing, issuance of letters of guarantee and bank’s acceptance notes, respectively. Out of the total collateral-based bank credit quotas, RMB2,058,607 and RMB16,658,660 were used for issuance of letters of guarantee and bank’s acceptance notes, respectively.

(v) Asset-backed securities and notes

The Group entered into several asset-backed securitization arrangements with third-party financial institutions and set up securitization vehicles to issue the senior debt securities and notes to third party investors, which are collateralized by the auto financing receivables (the “transferred financial assets”). The Group also acts as servicer to provide management, administration and collection services on the transferred financial assets. The Group consolidated the securitization vehicles when significant economic interests are retained in the form of subordinated interests. The proceeds from the issuance of debt securities and notes are reported as securitization debt. The securities and notes are due for repayment when collections on the underlying collateralized assets occur and the amounts are included in “Current portion of long-term borrowings” or “Long-term borrowings” according to the contractual maturities date of the debt securities and notes. As of December 31, 2023 and 2024, the balance of current portion of asset-backed securities and notes were RMB278,823 and nil, respectively, and there was no non-current portion of asset-backed securities and notes for December 31, 2023 and December 31, 2024.